Schedule of Option Exercise Price Range (Details)	12 Months Ended
Dec. 31, 2021 $ / shares shares
Deferred Revenues
Shares Underlying Options Outstanding, Exercise Price Range, Lower Range Limit	$ 0.13
Shares Underlying Options Outstanding, Exercise Price Range, Upper Range Limit	$ 0.56
Shares Underlying Options Outstanding, shares | shares	10,742,000
Shares Underlying Options Outstanding, Weighted Average Remaining Life (Years)	8 years 7 months 17 days
Shares Underlying Options Outstanding, Weighted Average Exercise Price	$ 0.16
Shares Underlying Options Exercisable, Number of shares, shares | shares	7,467,612
Shares Underlying Options Exercisable, Weighted Average Exercise Price	$ 0.17